OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS
9.  OTHER ASSETS

Other assets as of September 30, 2013 and December 31, 2012 consisted of:

	September 30, 2013 (Unaudited)	December 31, 2012
Prepaid interest to banks	$182,398	$320,068
Guarantee paid on behalf of guarantee service customers	440,671	-
Other prepaid expense	-	63,762
Other receivables	84,300	305,879
	$707,369	$689,709

Payments on behalf of guarantee service customers represents payment made by the Company to a bank on behalf of one of its guarantee service customers who defaulted on its loan repayment to the bank. Management is of the opinion that payment on behalf of its quarantee service customers is collectible as of September 30, 2013.

Prepaid interest to banks represents prepaid borrowing costs for its short-term bank borrowings. The balance is amortized over the period of the bank borrowings which is within 12 months.

9.	OTHER ASSETS

Other assets as of December 31, 2012 and 2011 consisted of:

	December 31, 2012	December 31, 2011
Guarantee paid on behalf of customers	$-	$760,664
Prepaid interest to banks	320,068	193,442
Other prepaid expense	63,762	63,260
Other receivables	305,879	10,434
	$689,709	$1,027,800

Guarantee paid on behalf of customers represent payments made by the Company to third party banks on behalf of its guarantee customers who defaulted on their loan repayments.  The Company has recovered 100% of balances as of December 31, 2011 from the customers as of April 18, 2012. Prepaid interests represent prepaid borrowing costs for its short-term bank borrowings. The balance is amortized over the period of the bank borrowings which is within 12 months.